                                    SAMARNAN
                             INVESTMENT CORPORATION

                              ANNUAL REPORT TO THE
               SHAREHOLDERS FOR THE YEAR ENDED DECEMBER 31, 2001

                        SAMARNAN INVESTMENT CORPORATION
                   P.O. BOX 651 / CLEBURNE, TEXAS 76033-0651

                     (CHESHIER & FULLER, L.L.P. LETTERHEAD)

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Samarnan Investment Corporation

We have audited the accompanying statement of assets and liabilities of Samarnan Investment Corporation, including the schedule of investments in securities, as of December 31, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Samarnan Investment Corporation as of December 31, 2001, the results of its operations for the year ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                       /s/ CHESHIER & FULLER, L.L.P.
                                       ----------------------------------------
                                           Cheshier & Fuller, L.L.P.


Dallas, Texas
March 5, 2002

                        SAMARNAN INVESTMENT CORPORATION
                      Statement of Assets and Liabilities
                               December 31, 2001

Assets:
  Investments in securities at market (identified cost
     $15,428,112)                                             $16,318,260
  Cash                                                            855,174
  Accrued dividends receivable                                      9,081
  Accrued interest receivable                                     134,286
  Investment securities sold                                      336,665
                                                              -----------
  Total assets                                                 17,653,466
                                                              -----------
Liabilities:
  Payables:
  Accounts payable                                                 23,207
                                                              -----------
  Total liabilities                                                23,207
                                                              -----------
  Net assets applicable to outstanding capital shares,
     equivalent to $14.67 per share                           $17,630,259
                                                              ===========
Analysis of net assets:
  Capital shares - authorized 2,000,000 shares of $1.00 par
     value; outstanding 1,201,768 shares                      $ 1,201,768
  Accumulated distributions of $1,154,071 in excess of net
     realized gains of $165,872                                  (988,199)
  Unrealized appreciation of investments                          890,148
  Undistributed net investment income                             720,233
  Retained earnings at April 29, 1978, commencement of
     operations as an investment company                       15,806,309
                                                              -----------
                                                              $17,630,259
                                                              ===========

                See accompanying notes to financial statements.

                        SAMARNAN INVESTMENT CORPORATION
                       Statement of Changes in Net Assets
                     Years Ended December 31, 2001 And 2000

                                                                 2001          2000
                                                              -----------   -----------
Increase (decrease) in net assets from operations:
  Net investment income                                       $   584,736   $   695,019
  Net realized gain (loss) from security transactions            (447,277)     (419,761)
  Increase (decrease) in unrealized appreciation of
     investments                                                 (371,173)    1,066,143
                                                              -----------   -----------
Increase (decrease) in net assets from operations                (233,714)    1,341,401
                                                              -----------   -----------
Dividends and distributions to shareholders:
  Net investment income                                          (588,866)     (697,024)
  Capital gains                                                         0             0
                                                              -----------   -----------
Decrease in net assets from dividends and distributions to
  shareholders                                                   (588,866)     (697,024)
                                                              -----------   -----------
  Increase (decrease) in net assets                              (822,580)      644,377
Net assets:
  Beginning of period                                          18,452,839    17,808,462
                                                              -----------   -----------
  End of period (including undistributed investment income
     of $720,233 and $724,363, respectively)                  $17,630,259   $18,452,839
                                                              ===========   ===========

                See accompanying notes to financial statements.

                        SAMARNAN INVESTMENT CORPORATION
                            Statement of Operations
                          Year Ended December 31, 2001

Investment income:
  Dividends                                                   $  154,394
  Interest                                                       595,928
                                                              ----------
  Total income                                                   750,322
                                                              ----------
  Expenses:
     Investment advisory fee                                      77,875
     Legal and professional fees                                  39,706
     Audit fees                                                   14,000
     Directors fees                                                7,500
     Custodian expense                                            12,000
     Administrative fees                                          12,070
     Office and printing supplies                                  2,435
                                                              ----------
       Total expenses                                            165,586
                                                              ----------
       Net investment income                                     584,736
                                                              ----------
Realized and unrealized gain (loss) on investments:
  Realized gain from security transactions --
     excluding short-term securities:
     Proceeds from sales                                       8,135,920
     Cost of securities sold, net of amortization of bond
      premiums                                                 8,583,197
                                                              ----------
       Net realized (loss)                                      (447,277)
                                                              ----------
  Unrealized appreciation of investments:
     Beginning of period                                       1,261,321
     End of period                                               890,148
                                                              ----------
     Decrease in unrealized appreciation on investments         (371,173)
                                                              ----------
     Net realized and unrealized loss on investments            (818,450)
                                                              ----------
     Decrease in net assets from operations                   $ (233,714)
                                                              ==========
Total expenses as a percentage of total investment income           22.1%
                                                              ==========

                See accompanying notes to financial statements.

                        SAMARNAN INVESTMENT CORPORATION
                              Financial Highlights
              For Each of the Years in the Five-Year Period Ended
                               December 31, 2001

                                     2001          2000         1999         1998         1997
                                 -----------   -----------  -----------  -----------  -----------
Per share data
--------------
Investment income                 $      .62   $      .71   $      .75   $      .81   $      .82
Expenses                                (.14)        (.13)        (.10)        (.10)        (.08)
                                  ----------   ----------   ----------   ----------   ----------
  Net investment income                  .48          .58          .65          .71          .74

Net realized and unrealized
 gains (losses) on investments          (.68)         .54         (.71)         .15          .30
Dividends from net investment
 income                                 (.49)        (.58)        (.67)        (.71)        (.75)
Distributions from net realized
 long-term gains on securities            --           --           --           --           --
                                  ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net
 asset value                            (.69)         .54         (.73)         .15          .29
Net asset value:
 Beginning of period                   15.36        14.82        15.55        15.40        15.11
                                  ----------   ----------   ----------   ----------   ----------
 End of period                    $    14.67   $    15.36   $    14.82   $    15.55   $    15.40
                                  ==========   ==========   ==========   ==========   ==========

Ratios
------
Expenses to average net assets           .93          .87          .70          .66          .66
Investment income from operations
 to average net assets                  4.22         4.71         5.03         5.22         5.22
Portfolio turnover                     47.00        54.00        34.00        29.00        23.72
                                  ==========   ==========   ==========   ==========   ==========
Average shares outstanding         1,201,768    1,201,768    1,201,768    1,201,768    1,201,768
                                  ==========   ==========   ==========   ==========   ==========


                See accompanying notes to financial statements.

                        SAMARNAN INVESTMENT CORPORATION
                         Notes to Financial Statements
                               December 31, 2001

(1)  Summary of Significant Accounting Policies

     The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end, management investment company. The fund seeks tax free income and preservation of capital through a diversified portfolio of bonds and equity securities. The significant accounting policies followed by the Company are summarized as follows:

     (a)  Securities

          Investments in securities are carried at market value. Security transactions are accounted for on the trade date. The cost of securities sold is based on identifying specific issues delivered against each sale. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

          Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

          Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the board of directors.

     (b)  Dividends and Distributions

          Dividends and distributions to shareholders are recorded on the ex-dividend date.

     (c)  Bond Premiums and Discounts

          Bond premiums are amortized to the maturity date of the bond on a straight-line basis. Bond discounts are not amortized; these are included as realized gains when the bond is sold or matures. The amortization for any one year is not material.

     (d)  Accounting Estimates

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        SAMARNAN INVESTMENT CORPORATION
                         Notes to Financial Statements
                               December 31, 2001

(2)      Investment Advisory Contract

         The Company has contracted with Voyageur Asset Management, Inc., a wholly-owned subsidiary of Dain Rauscher Corporation, to provide investment advisory services. Under this contract, the Company is furnished investment, clerical and statistical services regarding its investments in debt securities. The fee for these investment advisory services is based on .27% of the value of the assets in the debt portfolio and is paid on a quarterly basis in arrears.

         Effective April 1, 1999 the Company contracted with Westwood Management Corp. to provide investment advisory services. Under this contract, the Company is furnished investment, supervisory and clerical services regarding its investment in equity securities. The fee for these investment services is based on 0.75% of the value of the assets in the equity portfolio and is paid on a quarterly basis in arrears.

(3)      Federal Income Taxes

         No provision has been made for Federal income taxes since it is the plan of the Company to distribute substantially all of its investment income, including the net realized gains on investments, and to qualify as a "regulated investment company" under the applicable sections of the Internal Revenue Code.

(4)      Securities Transactions

         In 2001, cost of purchases and proceeds from sales or maturities of securities, other than short-term securities, amounted to $8,511,501 and $8,135,920, respectively.

         There were no differences between the cost bases of securities for Federal income tax and financial statement purposes. The aggregate unrealized appreciation and depreciation for all securities as of December 31, 2001 were $1,016,172 and $126,024, respectively.

(5)      Dividends and Distributions to Shareholders

         Cash dividends paid during the years ended December 31, 2001 and 2000 amount to $.49 and $.58 per share, respectively.

         Cash dividends of $.13 per share from the balance of undistributed net investment income were declared by the Company's Board of Directors on January 22, 2002, payable to shareholders of record February 1, 2002.

(6)      Concentrations of Credit Risk

         At December 31, 2001, and at various other times during the year, the Company had cash balances in excess of federally insured limits of $100,000.

                        SAMARNAN INVESTMENT CORPORATION
                     Schedule of Investments in Securities
                               December 31, 2001

                                            Principal
                                              Amount         Fair
                                            or Shares        Value
                                            ---------      ----------
Common Stocks - 35.40%
Basic materials - 1.50%
   ALCOA, Inc.                               3,200         $  113,760
   Georgia Pacific Corp.                     4,500            124,245
Capital goods - 2.40%
   Caterpillar, Inc.                         2,500            130,625
   Engelhard Corp.                           4,900            135,632
   Rockwell Collins, Inc.                    6,600            128,700
Consumer discretionary - 2.30%
   AOL Time Warner                           3,600            115,560
   Disney Co. Holding                        6,000            124,320
   Sears Roebuck & Co.                       2,900            138,156
Consumer Staples - 1.60%
   Conagra, Inc.                             5,000            118,850
   Dean Foods Co.                            2,200            150,040
Energy - 0.80%
   NRG Energy, Inc.                          8,300            128,650
Exploration & Drilling - 1.60%
   Apache Corp.                              2,600            129,688
   XTO Energy Corp.                          7,900            138,250
Financial Services - 4.60%
   Alliance Cap. Mgmt. Hldg.                 2,500            120,800
   American Express                          3,600            128,484
   Citigroup, Inc.                           2,499            126,149
   Doral Financial Corp.                     4,100            127,961
   First Tennessee Natl. Corp.               3,300            119,658
   Southtrust Corp.                          5,400            133,218
Healthcare - 1.50%
   Trigon Healthcare, Inc.                   1,900            131,955
   Wellpoint Health Network                  1,000            116,850
Insurance - 0.90%
   Met Life, Inc.                            4,600            145,728
Oil/Domestic - 1.70%
   Exxon Mobil Corp.                         3,300            129,690
   Kerr McGee Corp.                          2,400            131,520

                See accompanying notes to financial statements.

                        SAMARNAN INVESTMENT CORPORATION
                     Schedule of Investments in Securities
                               December 31, 2001

                                                   Principal
                                                    Amount              Fair
                                                   or Shares            Value
                                                   ---------          ---------
Technology - 3.10%
   Apple Computer                                     5,700             124,830
   Avnet, Inc.                                        5,000             127,350
   IBM                                                1,100             133,056
   United Technologies Corp.                          1,900             122,797
Transportation & Services - 1.60%
   Ryder System, Inc.                                 6,000             132,900
   Union Pacific Corp.                                2,100             119,700
Utilities - 3.00%
   DPL, Inc.                                          5,100             122,808
   Firstenergy Corp.                                  3,623             126,733
   Progress Energy, Inc.                              2,806             126,354
   Verizon Communications                             2,500             118,650
REITS - 6.90%
   Apartment Invest. & Mgmt.                          2,700             123,471
   Archstone Smith Tr.                                4,700             123,610
   Equity Office Properties                           4,200             126,336
   Equity Residential Properties                      4,700             134,937
   Health Care Properties                             3,200             115,872
   Kimco Realty                                       2,600             117,684
   Prologis TR                                        5,900             126,909
   Simon Property Group                               4,400             129,052
   Vornado Realty                                     3,000             124,800
Mutual Fund - 1.90%
   Brazos Microcap                                   16.024             314,391
                                                                      ---------
      Total common stocks (cost $5,248,875)                           5,780,729
                                                                      ---------


                See accompanying notes to financial statements.

                        SAMARNAN INVESTMENT CORPORATION
                     Schedule of Investments in Securities
                               December 31, 2001

                                                              Principal
                                                               Amount      Fair
                                                              or Shares    Value
                                                              ---------   -------
Municipal Bonds--64.60%
ALABAMA - 3.20%
  Alabama CLG & Univ. Tuskegee
     5.500%, due 09/01/07                                      500,000   $526,885
ALASKA - 3.90%
  Alaska State Housing Finance Corp.
     5.900%, due 12/01/04                                      600,000    639,126
CALIFORNIA - 0.90%
  Upland California Community
     4.650%, due 12/01/03                                      150,000    152,501
COLORADO - 3.10%
  Colorado Ed. & Cultural
     5.250%, due 04/01/11                                      150,000    147,111
  Colorado Ed. & Cultural
     5.750%, due 06/01/16                                       98,530     97,167
  Colorado Ed. & Cultural
     6.875%, due 12/15/20                                      250,000    255,293
FLORIDA - 10.30%
  North Miami Health Fac. Rev. Catholic
     5.300%, due 08/15/06                                      200,000    214,078
  North Miami Health Fac. Rev. Catholic
     5.400%, due 08/15/07                                      375,000    402,630
  Volusia City Health Fac.
     6.000%, due 06/01/12                                      600,000    624,096
  Florida Housing Fin. Corp.
     6.000%, due 10/01/19                                      430,000    432,154
GEORGIA - 1.50%
  Fairburn Combined Utilities
     5.375%, due 10/01/13                                      250,000    250,170
ILLINOIS - 7.90%
  Chicago, IL Waste Water Rev.
     5.400%, due 01/01/06                                      500,000    529,940
  Illinois Health Fac. Auth.
     6.000%, due 02/15/11                                      500,000    518,335
  Illinois Health Fac.
     5.120%, due 12/01/15                                      250,000    241,250

                See accompanying notes to financial statements.

                        SAMARNAN INVESTMENT CORPORATION
                     Schedule of Investments in Securities
                               December 31, 2001

                                                              Principal
                                                               Amount       Fair
                                                              or Shares     Value
                                                              ---------     ------
KANSAS - 0.90%
  Blue Valley KS Rec. Comm.
     4.250%, due 10/01/07                                      140,000      138,972
LOUISIANA - 4.30%
  Louisiana Housing Fin. Agency
     6.000%, due 09/01/15                                      670,000      704,069
MINNESOTA - 11.30%
  Hopkins MN G.O.
     3.550%, due 02/01/08                                      490,000      464,951
  Goodhue Cnty MN EDA Lease
     5.600%, due 02/01/09                                      285,000      295,864
  Harmony, MN MFHR-Zedakah
     5.700%, due 03/01/11                                      260,000      272,860
  Harmony, MN MFHR-Zedakah
     5.700%, due 09/01/11                                      265,000      278,107
  Golden Valley, MN Rev.
     5.500%, due 12/01/25                                      300,000      282,492
  St. Paul HRA
     5.500%, due 10/01/24                                      250,000      250,757
MISSOURI - 1.30%
  Missouri Health & Ed. Fac.
     5.550%, due 02/01/09                                      200,000      208,286
NEVADA - 5.20%
  Clark County, NV Sch. Dist. A
     5.500%, due 06/15/07                                      800,000      847,632
PENNSYLVANIA - 4.60%
  Montgomery County PA IDA
     5.625%, due 11/15/12                                      500,000      509,695
  Latrobe IDA St. Vincent
     5.375%, due 05/01/13                                      250,000      247,265
TEXAS - 1.30%
  Bexar Cnty, TX Hsg. Fin. Corp.
     5.625%, due 12/01/11                                      210,000      210,000
UTAH - 1.00%
  Box Elder City UT Sch. Dist.
     5.150%, due 06/15/05                                      150,000      156,137

                See accompanying notes to financial statements.

                        SAMARNAN INVESTMENT CORPORATION
                     Schedule of Investments in Securities
                               December 31, 2001

                                                     Principal
                                                      Amount           Fair
                                                     or Shares         Value
                                                     ---------      -----------
WISCONSIN - 3.90%
   Wisconsin Health & Ed. Sinai
      5.500%, due 08/15/08                            600,000           639,708
                                                                    -----------

      Total Municipal Bonds (cost $10,179,237)                       10,537,531
                                                                    -----------

      Total - 100% (cost $15,428,112)                               $16,318,260
                                                                    ===========


                See accompanying notes to financial statements.

                        SAMARNAN INVESTMENT CORPORATION
         P.O. BOX 651 / CLEBURNE, TEXAS 76033-0651 / TEL: 817.645-2108
    FAX: 817.641-7884 / EMAIL: samarnan&aol.com / INTERNET: www.samarnan.com
                                                          (UNDER CONSTRUCTION)

BOARD OF DIRECTORS                          LEGAL COUNSEL
     Nancy Walls Devaney                         Richard S. Whitesell, Jr.
     Joe Monteleone                              4211 Arcady Avenue
     Martha Walls Murdoch                        Dallas, Texas 75205
     Steve Sikes
     Roland Walden                          INDEPENDENT AUDITORS
     Sam Walls                                   Cheshier & Fuller, L.L.P.
     Tommy Yater                                 14175 Proton Road
                                                 Dallas, Texas 75244
OFFICERS
     Sam Walls, President                   INVESTMENT ADVISORS
     Nancy Devaney, Vice President               Voyageur Asset Management Inc.
     Jerry Wheatley, Secretary/Treasurer         Suite 4300
                                                 90 South Seventh Street,
CUSTODIAN                                        Minneapolis, Minnesota 55402
     Westwood Trust
     300 Crescent Court, Suite 1300              Westwood Management Corp.
     Dallas, Texas 75201                         300 Crescent Court, Suite 1300
                                                 Dallas, Texas 75201

                                            REGISTRAR AND TRANSFER AGENT
Registered shareholders (shares held in          Securities Transfer Corporation
your name) with questions regarding your         2591 Dallas Parkway, Suite 102
account such as change of name or address        Frisco, TX 75034
or lost certificates should contact our          Telephone: 469.633-0101
transfer agent as shown at the right.            Fax: 469.633-0088
                                                 http://www.stctransfer.com

ANNUAL MEETING

The Annual Meeting of Shareholders of Samarnan Investment Corporation will be held April 23, 2002, at 11:00 AM, in the Verona Room of the Holiday Inn Fort Worth South Conference Center, 100 Alta Mesa East Boulevard (Alta Mesa at Interstate 35W South), Fort Worth, Texas.

-------------------------------

SAMARNAN INVESTMENT CORPORATION is registered under the Investment Company Act of 1940 as a diversified, closed-end investment management company.